Investment Objectives and Goals - TORTOISE NUCLEAR RENAISSANCE ETF	Dec. 10, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TORTOISE NUCLEAR RENAISSANCE ETF SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Tortoise Nuclear Renaissance ETF (the “Fund”), a series of Tortoise Capital Series Trust, seeks total return.